INCOME TAXES	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 — INCOME TAXES

The Company is subjected to a combined effective tax rate for federal and state income taxes of 30.8% and state minimum fee.

The deferred tax assets and liabilities were estimated for further tax consequences attributable to difference between the financial statement carrying amounts of the Company’s existing assets and liabilities and their respective tax bases. The deferred tax assets and liabilities were measured using tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

For the three and six months ended March 31, 2025 and 2024, the Company incurred $5,298 in tax expenses for the franchise tax. No amounts were incurred for income tax uncertainties or interest and penalties during these periods. As of March 31, 2025, the Company had a liability of $5,298 payable to the Minnesota state government. As of September 30, 2024, the Company did not have an accrued liability for uncertain tax positions and does not anticipate recognition of any significant liabilities for uncertain tax positions during the next 12 months. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company’s tax years since its formation remain subject to possible income tax examination by its major taxing authorities for all periods.

No provision for income tax was made for the three and six months ended March 31, 2025 and 2024 as the Company had no assessable profits for both years

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense:

	For the three months ended
	March 31, 2025	March 31, 2024
Loss before income tax	$(384,883)	$(182,275)
Statutory tax rate	30.8%	30.8%
Tax at the domestic income tax rate	(118,543)	(56,139)

Tax effect of tax losses not recognized	114,578	52,254
State franchise tax	(5,298)	-
Non-deductible expenses	161	661
Difference in state tax rate	3,804	3,224
Total income tax expense	$(5,298)	$-

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 12 — INCOME TAXES (continued)

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense (continued):

	For the six months ended
	March 31, 2025	March 31, 2024
Income (Loss) before income tax	$(707,082)	$(276,214)
Statutory tax rate	30.8%	30.8%
Tax at the domestic income tax rate	(217,782)	(85,074)

Tax effect of tax losses not recognized	210,103	79,247
State franchise tax	(5,298)	-
Non-deductible expenses	376	823
Difference in state tax rate	7,303	5,004
Total income tax expense	$(5,298)	$-

Significant components of deferred income tax assets and liabilities were as follows:

	March 31, 2025	September 30, 2024
Tax Loss Carryforward	$577,631	$367,528
Valuation allowance for deferred tax assets	(577,631)	(367,528)
Total deferred income tax assets (liabilities)	$-	$-

As of March 31, 2025 and September 30, 2024, there was net operating loss (“NOL”) carry forward of $1,950,840 and $1,244,454 respectively and they can be carried forward indefinitely. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of March 31, 2025 and September 30, 2024.

NOTE 11 — INCOME TAXES

The Company is subjected to a combined effective tax rate for federal and state income taxes of 30.8% and state minimum fee.

The deferred tax assets and liabilities were estimated for further tax consequences attributable to difference between the financial statement carrying amounts of the Company’s existing assets and liabilities and their respective tax bases. The deferred tax assets and liabilities were measured using tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

As of September 30, 2024 and 2023, the Company did not have an accrued liability for uncertain tax positions and does not anticipate recognition of any significant liabilities for uncertain tax positions during the next 12 months. For the years ended September 30, 2024 and 2023, no amounts were incurred for income tax uncertainties or interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company’s tax years since its formation remain subject to possible income tax examination by its major taxing authorities for all periods.

No provision for income tax was made for the years ended September 30, 2024 and 2023 as the Company had no assessable profits for both years

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense:

	September 30, 2024	September 30, 2023
Loss before income tax	$(939,436)	$(295,747)
Statutory tax rate	30.8%	30.8%
Tax at the domestic income tax rate	(289,346)	(91,089)

State minimum fee	240	690
Tax effect of tax losses not recognized	275,735	87,262
Non-deductible expenses	1,387	2,028
Difference in state tax rate	11,984	1,109
Total income tax benefit	$-	$-

Significant components of deferred income tax assets and liabilities were as follows:

	September 30, 2024	September 30, 2023
Tax Loss Carryforward	$367,528	$91,793
Valuation allowance for deferred tax assets	(367,528)	(91,793)
Total deferred income tax assets (liabilities)	$-	$-

As of September 30, 2024 and 2023, there was net operating loss (“NOL”) carryforward of $1,244,454 and $309,521 respectively and they can be carried forward indefinitely. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of September 30, 2024 and 2023.

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS